Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of major consolidated subsidiaries, VIEs and their subsidiaries
Name	Date of Organization	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. (E-Home Pingtan)	April 1, 2014	PRC	VIE
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	VIE
Fuzhou Yongheng Xin Electric Co., Ltd.	October 12, 2004	PRC	100%
Pingtan Comprehensive Experimental Zone Yili Sending Co., Ltd.	August 13, 2015	PRC	67%
Fujian Happiness Yijia Family Service Co., Ltd. (“Fujian Happiness Yijia”)	January 19, 2015	PRC	67%
Fuzhou Fumao Health Technology Co. Ltd. (“Fumao”, formerly Fuzhou Yiyanbao Information Technology Co., Ltd.)	August 12, 2016	PRC	67%
Yaxing Human Resource Management (Pingtan) Co., Ltd.	July 6, 2018	PRC	51%

Schedule of consolidated financial statements
	As of June 30,
	2021	2020
ASSETS
Current assets
Cash and cash equivalents	$43,098,722	$25,022,199
Accounts receivable	826,683	1,774,792
Inventories	246,778	11,692
Prepayments, deposits and other current assets	6,340,844	1,891,869
Total current assets	50,513,027	28,700,552
Non-current assets
Property, plant and equipment, net	45,288	53,042
Intangible assets, net	36,031	43,041
Operating lease – right-of-use assets, net	4,262,736	5,951,588
Finance lease – right-of-use assets, net	1,346,728	1,398,404
Long-term prepayments and other non-current assets	1,934,955	4,449,467
Deferred income tax assets	704,262	353,097
Total non-current assets	8,330,000	12,248,639
TOTAL ASSETS	$58,843,027	$40,949,191

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$6,102,825	$2,973,141
Advance from customers	2,993,656	1,414,345
Taxes payable	2,220	8,025
Current maturities of operating lease liabilities	87,103	199,011
Current maturities of finance lease liabilities	59,098	51,353
Total current liabilities	9,244,902	4,645,875
Long-term portion of operating lease liabilities	2,147,252	3,117,124
Long-term portion of finance lease liabilities	442,670	457,867
TOTAL LIABILITIES	11,834,824	8,220,866

Commitments and contingencies	-	-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	-	-
Additional paid-in capital	3,670,757	3,670,757
Statutory reserve	664,100	664,100
Retained earnings	41,374,813	31,059,450
Accumulated other comprehensive loss	1,345,574	(1,967,388)
Total equity attributable to shareholders	47,055,244	32,762,819
Non-controlling interest	(47,041)	(34,494)
TOTAL SHAREHOLDERS’ EQUITY	47,008,203	32,728,325
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$58,843,027	$40,949,191

	For the years ended June 30,
	2021	2020	2019
Revenues	$74,525,434	$46,200,949	$51,149,326
Net income	$10,970,430	$5,648,008	$10,172,361

	For the years ended June 30,
	2021	2020	2019
Net cash provided by operating activities	$16,629,083	$3,816,486	$9,240,128
Net cash provided by (used in) investing activities	(1,952,081)	(1,038,987)	382,434
Net cash provided by (used in) financing activities	685,614	(264,829)	-
Effects of currency translation	2,713,907	(719,843)	(497,288)
Net cash inflow	$18,076,523	$1,792,827	$9,125,274